Revenue and expenses (Schedule of depreciation and amortization expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 393,068	$ 339,063
Cost of sales [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	391,657	337,615
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 1,411	$ 1,448